Shareholder Report, Line Graph (Details)	6 Months Ended
Jan. 31, 2025
C000212225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000240517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000246989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000210492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000210493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000179059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000205801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000152570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000153270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000149148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000149539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000156614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000157303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000157306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000154547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000154548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000082529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000099140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000133231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000119715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000119716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000140338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000140337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000148919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000149147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000065072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000061364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000061363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000055846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000052896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000050168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000012201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000012200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000012094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000012081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
FTSE Emerging All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Emerging All Cap Index
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
S And P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
STOXX Global Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Total Market Index
MSCI World ex USA Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Investable Market Index
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index
Morningstar Global Digital Infrastructure And Connectivity IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Digital Infrastructure & Connectivity Index℠
NYSE FactSet Global Cyber Security Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Cyber Security Index
NYSE FactSet Global Genomics and Immuno Biopharma Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Genomics and Immuno Biopharma Index
NYSE FactSet Global Neuro Biopharma and MedTech Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Neuro Biopharma and MedTech Index
Morningstar Global Emerging Green Technologies Select IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Emerging Green Technologies Select Index℠
STOXX Global Energy Storage and Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Energy Storage and Materials Index
MSCI Europe Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Financials Index
MSCI EAFE Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Minimum Volatility (USD) Index
MSCI EAFE IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index
MSCI ACWI ex USA IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI
MSCI EAFE 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® 100% Hedged to USD Index
MSCI Europe IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe IMI
MSCI Pacific IMI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Pacific IMI
MSCI China A Inclusion Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Inclusion Index
MSCI World ex USA Momentum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Momentum Index
MSCI World ex USA Sector Neutral Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Sector Neutral Quality Index
MSCI ACWI Low Carbon Target Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Low Carbon Target Index
Morningstar Exponential Technologies Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Exponential Technologies Index℠
STOXX Global Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Equity Factor Index
STOXX International Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX International Equity Factor Index
STOXX International Small Cap Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX International Small-Cap Equity Factor Index
MSCI World ex USA Enhanced Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Enhanced Value Index
MSCI ACWI ex USA 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA 100% Hedged to USD Index
MSCI EAFE Small Cap 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap 100% Hedged to USD Index
MSCI EAFE Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index
MSCI EAFE Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
MSCI Europe Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index
MSCI EAFE Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
MSCI Kokusai Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Kokusai Index
MSCI AC Asia ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index